Income Taxes - Schedule of Transactions Affecting Valuation Allowance on Deferred Tax Assets (Detail) - Valuation Allowance of Deferred Tax Assets - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Valuation Allowance [Line Items]
Balance, beginning of year	$ 87	$ 106	$ 111
Current year expense-net	9	1	3
Foreign exchange and other	19	(13)	(8)
Balance, end of year	115	87	106
U.K
Valuation Allowance [Line Items]
Transfer of entity to parent company	$ 0	$ (7)	$ 0